Consolidated Statements of Operations (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Share-based compensation	¥ 580,813	¥ 334,973	¥ 210,839
Cost Of Revenues [Member]
Share-based compensation	21,661	13,547	18,521
Research And Development [Member]
Share-based compensation	152,806	59,190	37,455
Sales And Marketing [Member]
Share-based compensation	142,927	79,032	39,139
General And Administrative [Member]
Share-based compensation	¥ 263,419	¥ 183,204	¥ 115,724